Leases (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Leases (Details) [Line Items]
Lease, description	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031 with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period.	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031 with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period.
Lease liability and right of use asset	$ 458
Lease term, date	Sep. 08, 2026	Sep. 08, 2026
Operating lease expenses	$ 357		$ 405	$ 375
First Two Lease Years [Member]
Leases (Details) [Line Items]
Monthly office rent	25	₪ 79
Third and Fourth Lease Years [Member]
Leases (Details) [Line Items]
Monthly office rent	26	82
Fifth Lease Year [Member]
Leases (Details) [Line Items]
Monthly office rent	$ 26	₪ 83